Greenstone Gold Interest (Tables)	12 Months Ended
Dec. 31, 2025
Greenstone Gold Interest
changes in the carrying value of the Greenstone gold interest

In $000s	$
Balance — December 31, 2023	56,218

Gold deliveries (recognized in cost of sales)	(7,992)
Change in fair value	14,060
Balance — December 31, 2024	62,286

Gold deliveries (recognized in cost of sales)	(11,580)
Change in fair value	32,922
Balance — December 31, 2025	83,628

Less: Current portion, December 31, 2025	(10,784)
Non-current portion, December 31, 2025	72,844